Property and equipment, net (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 139,422	¥ 1,011,745	¥ 976,686
Less: accumulated depreciation	(65,831)	(477,719)	(430,223)
Property and equipment, net	73,591	534,026	546,463
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	0	210,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,187	531,097	353,665
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,365	126,013	120,986
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48,870	¥ 354,635	¥ 292,035